Pay vs Performance Disclosure	12 Months Ended
	Feb. 03, 2023 USD ($)	Jan. 28, 2022 USD ($)	Jan. 29, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain of our financial performance. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Compensation Discussion and Analysis.”
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO Jeffery C. Owen ($)	Summary Compensation Table Total for CEO Todd J. Vasos ($)	Compensation Actually Paid to CEO Jeffery C. Owen(1) ($)	Compensation Actually Paid to CEO Todd J. Vasos(1) ($)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(2) ($)	Average Compensation Actually Paid to Non-CEO Named Executive Officers(1)(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income(5) ($)	Adjusted EBIT(6) ($)
2022	12,032,684	15,621,406	15,272,360	34,630,029	3,512,266	6,376,349	152.34	125.62	2,415,989,000	3,904,995,000
2021	—	16,618,873	—	30,774,890	3,891,597	6,426,452	135.23	153.61	2,399,232,000	3,467,561,000
2020	—	16,452,823	—	51,714,395	3,991,825	8,861,693	127.80	141.39	2,655,050,000	3,630,107,000

(1)
Compensation Actually Paid includes amounts represented by the aggregate fair value of each equity award, computed in accordance with FASB ASC Topic 718. The equity award valuations used in these calculations are consistent with, and do not materially differ from, the Company’s practice of equity award valuation at grant date. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to Messrs. Owen or Vasos or the actual average amount of compensation earned by or paid to our other named executive officers as a group during the applicable year. To calculate Compensation Actually Paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:

CEO (Owen) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	Other Compensation(i) ($)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total(ii) ($)	Additions to Summary Compensation Table Total(iii) ($)	Compensation Actually Paid ($)
2022	962,310	9,629,223	1,344,299	96,852	12,032,684	9,629,223	12,868,899	15,272,360
Former CEO (Vasos) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	Other Compensation(i) ($)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total(ii) ($)	Additions to Summary Compensation Table Total(iii) ($)	Compensation Actually Paid ($)
2022	1,391,720	11,517,337	2,520,000	192,349	15,621,406	11,517,337	30,525,960	34,630,029
2021	1,350,052	10,418,597	4,544,529	305,695	16,618,873	10,418,597	24,574,614	30,774,890
2020	1,341,718	8,948,115	6,075,000	87,990	16,452,823	8,948,115	44,209,687	51,714,395
Average Non-CEO Named Executive Officers’ Summary Compensation Table Total to Compensation Actually Paid(iv):
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	Other Compensation(i) ($)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total(ii) ($)	Additions to Summary Compensation Table Total(iii) ($)	Compensation Actually Paid ($)
2022	711,643	2,004,911	675,264	120,448	3,512,266	2,004,911	4,868,994	6,376,349
2021	718,426	1,740,541	1,340,080	92,551	3,891,597	1,740,541	4,275,396	6,426,452
2020	634,595	1,620,602	1,353,871	382,757	3,991,825	1,620,602	6,490,470	8,861,693

(i)
Reflects “All Other Compensation” reported in the Summary Compensation Table for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table, therefore a deduction from the Summary Compensation Table total related to pension value was not required.

(iii)
Reflects the value of equity calculated in accordance with the SEC’s methodology for determining Compensation Actually Paid for each year shown.

The following table includes supplemental data for the calculation resulting in the equity component of Mr. Owen’s Compensation Actually Paid for the period indicated:
Year	Addition of Fair Value of Current Year Equity Awards at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2022	10,142,910	1,682,984	1,043,005	12,868,899
The following table includes supplemental data for the calculation resulting in the equity component of Mr. Vasos’s Compensation Actually Paid for the periods indicated:
Year	Addition of Fair Value of Current Year Equity Awards at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2022	18,548,895	7,315,148	4,661,916	30,525,960
2021	20,063,063	2,900,588	1,610,963	24,574,614
2020	24,865,308	16,856,565	2,487,814	44,209,687
The following table includes supplemental data for the calculation resulting in the equity component of the non-CEO named executive officers’
average Compensation Actually Paid for the periods indicated:
Year	Additions of Average Fair Value of Current Year Equity Awards at Fiscal Year End ($)	Additions for Average Change in Value of Prior Years’ Awards Unvested at Fiscal Year End ($)	Additions for Average Change in Value of Prior Years’ Awards That Vested in Fiscal Year ($)	Average Equity Value Included in Compensation Actually Paid ($)
2022	3,168,564	1,048,097	652,334	4,868,994
2021	3,351,740	535,079	388,578	4,275,396
2020	4,004,324	2,332,449	153,697	6,490,470

(iv)
All amounts are averaged for each component for each relative year.

(2)
Named executive officers (other than the CEO) for each fiscal year are:

2022 Other Named Executive Officers	2021 Other Named Executive Officers	2020 Other Named Executive Officers
John W. Garratt, President & Chief Financial Officer	John W. Garratt, Executive Vice President & Chief Financial Officer	John W. Garratt, Executive Vice President & Chief Financial Officer
Emily C. Taylor, Executive Vice President & Chief Merchandising Officer	Jeffery C. Owen, Chief Operating Officer	Jeffery C. Owen, Chief Operating Officer
Rhonda M. Taylor, Executive Vice President & General Counsel	Rhonda M. Taylor, Executive Vice President & General Counsel	Jason S. Reiser, former Executive Vice President & Chief Merchandising Officer
Carman R. Wenkoff, Executive Vice President & Chief Information Officer	Carman R. Wenkoff, Executive Vice President & Chief Information Officer	Rhonda M. Taylor, Executive Vice President & General Counsel
Carman R. Wenkoff, Executive Vice President & Chief Information Officer

(3)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Retailing Index.

(5)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

(6)
Adjusted EBIT is defined in “Compensation Discussion and Analysis—Short-Term Cash Incentive Plan—2022 Teamshare Structure.” While we use several financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted EBIT is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote [Text Block]
(2)
Named executive officers (other than the CEO) for each fiscal year are:

2022 Other Named Executive Officers	2021 Other Named Executive Officers	2020 Other Named Executive Officers
John W. Garratt, President & Chief Financial Officer	John W. Garratt, Executive Vice President & Chief Financial Officer	John W. Garratt, Executive Vice President & Chief Financial Officer
Emily C. Taylor, Executive Vice President & Chief Merchandising Officer	Jeffery C. Owen, Chief Operating Officer	Jeffery C. Owen, Chief Operating Officer
Rhonda M. Taylor, Executive Vice President & General Counsel	Rhonda M. Taylor, Executive Vice President & General Counsel	Jason S. Reiser, former Executive Vice President & Chief Merchandising Officer
Carman R. Wenkoff, Executive Vice President & Chief Information Officer	Carman R. Wenkoff, Executive Vice President & Chief Information Officer	Rhonda M. Taylor, Executive Vice President & General Counsel
Carman R. Wenkoff, Executive Vice President & Chief Information Officer

Peer Group Issuers, Footnote [Text Block]
(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Retailing Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Compensation Actually Paid includes amounts represented by the aggregate fair value of each equity award, computed in accordance with FASB ASC Topic 718. The equity award valuations used in these calculations are consistent with, and do not materially differ from, the Company’s practice of equity award valuation at grant date. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to Messrs. Owen or Vasos or the actual average amount of compensation earned by or paid to our other named executive officers as a group during the applicable year. To calculate Compensation Actually Paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:

CEO (Owen) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	Other Compensation(i) ($)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total(ii) ($)	Additions to Summary Compensation Table Total(iii) ($)	Compensation Actually Paid ($)
2022	962,310	9,629,223	1,344,299	96,852	12,032,684	9,629,223	12,868,899	15,272,360
Former CEO (Vasos) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	Other Compensation(i) ($)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total(ii) ($)	Additions to Summary Compensation Table Total(iii) ($)	Compensation Actually Paid ($)
2022	1,391,720	11,517,337	2,520,000	192,349	15,621,406	11,517,337	30,525,960	34,630,029
2021	1,350,052	10,418,597	4,544,529	305,695	16,618,873	10,418,597	24,574,614	30,774,890
2020	1,341,718	8,948,115	6,075,000	87,990	16,452,823	8,948,115	44,209,687	51,714,395
Average Non-CEO Named Executive Officers’ Summary Compensation Table Total to Compensation Actually Paid(iv):
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	Other Compensation(i) ($)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total(ii) ($)	Additions to Summary Compensation Table Total(iii) ($)	Compensation Actually Paid ($)
2022	711,643	2,004,911	675,264	120,448	3,512,266	2,004,911	4,868,994	6,376,349
2021	718,426	1,740,541	1,340,080	92,551	3,891,597	1,740,541	4,275,396	6,426,452
2020	634,595	1,620,602	1,353,871	382,757	3,991,825	1,620,602	6,490,470	8,861,693

(i)
Reflects “All Other Compensation” reported in the Summary Compensation Table for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table, therefore a deduction from the Summary Compensation Table total related to pension value was not required.

(iii)
Reflects the value of equity calculated in accordance with the SEC’s methodology for determining Compensation Actually Paid for each year shown.

The following table includes supplemental data for the calculation resulting in the equity component of Mr. Owen’s Compensation Actually Paid for the period indicated:
Year	Addition of Fair Value of Current Year Equity Awards at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2022	10,142,910	1,682,984	1,043,005	12,868,899
The following table includes supplemental data for the calculation resulting in the equity component of Mr. Vasos’s Compensation Actually Paid for the periods indicated:
Year	Addition of Fair Value of Current Year Equity Awards at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2022	18,548,895	7,315,148	4,661,916	30,525,960
2021	20,063,063	2,900,588	1,610,963	24,574,614
2020	24,865,308	16,856,565	2,487,814	44,209,687
The following table includes supplemental data for the calculation resulting in the equity component of the non-CEO named executive officers’
average Compensation Actually Paid for the periods indicated:
Year	Additions of Average Fair Value of Current Year Equity Awards at Fiscal Year End ($)	Additions for Average Change in Value of Prior Years’ Awards Unvested at Fiscal Year End ($)	Additions for Average Change in Value of Prior Years’ Awards That Vested in Fiscal Year ($)	Average Equity Value Included in Compensation Actually Paid ($)
2022	3,168,564	1,048,097	652,334	4,868,994
2021	3,351,740	535,079	388,578	4,275,396
2020	4,004,324	2,332,449	153,697	6,490,470

(iv)
All amounts are averaged for each component for each relative year.

Non-PEO NEO Average Total Compensation Amount	$ 3,512,266	$ 3,891,597	$ 3,991,825
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,376,349	6,426,452	8,861,693
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)
Compensation Actually Paid includes amounts represented by the aggregate fair value of each equity award, computed in accordance with FASB ASC Topic 718. The equity award valuations used in these calculations are consistent with, and do not materially differ from, the Company’s practice of equity award valuation at grant date. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to Messrs. Owen or Vasos or the actual average amount of compensation earned by or paid to our other named executive officers as a group during the applicable year. To calculate Compensation Actually Paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:

CEO (Owen) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	Other Compensation(i) ($)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total(ii) ($)	Additions to Summary Compensation Table Total(iii) ($)	Compensation Actually Paid ($)
2022	962,310	9,629,223	1,344,299	96,852	12,032,684	9,629,223	12,868,899	15,272,360
Former CEO (Vasos) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	Other Compensation(i) ($)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total(ii) ($)	Additions to Summary Compensation Table Total(iii) ($)	Compensation Actually Paid ($)
2022	1,391,720	11,517,337	2,520,000	192,349	15,621,406	11,517,337	30,525,960	34,630,029
2021	1,350,052	10,418,597	4,544,529	305,695	16,618,873	10,418,597	24,574,614	30,774,890
2020	1,341,718	8,948,115	6,075,000	87,990	16,452,823	8,948,115	44,209,687	51,714,395
Average Non-CEO Named Executive Officers’ Summary Compensation Table Total to Compensation Actually Paid(iv):
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	Other Compensation(i) ($)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total(ii) ($)	Additions to Summary Compensation Table Total(iii) ($)	Compensation Actually Paid ($)
2022	711,643	2,004,911	675,264	120,448	3,512,266	2,004,911	4,868,994	6,376,349
2021	718,426	1,740,541	1,340,080	92,551	3,891,597	1,740,541	4,275,396	6,426,452
2020	634,595	1,620,602	1,353,871	382,757	3,991,825	1,620,602	6,490,470	8,861,693

(i)
Reflects “All Other Compensation” reported in the Summary Compensation Table for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table, therefore a deduction from the Summary Compensation Table total related to pension value was not required.

(iii)
Reflects the value of equity calculated in accordance with the SEC’s methodology for determining Compensation Actually Paid for each year shown.

The following table includes supplemental data for the calculation resulting in the equity component of Mr. Owen’s Compensation Actually Paid for the period indicated:
Year	Addition of Fair Value of Current Year Equity Awards at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2022	10,142,910	1,682,984	1,043,005	12,868,899
The following table includes supplemental data for the calculation resulting in the equity component of Mr. Vasos’s Compensation Actually Paid for the periods indicated:
Year	Addition of Fair Value of Current Year Equity Awards at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2022	18,548,895	7,315,148	4,661,916	30,525,960
2021	20,063,063	2,900,588	1,610,963	24,574,614
2020	24,865,308	16,856,565	2,487,814	44,209,687
The following table includes supplemental data for the calculation resulting in the equity component of the non-CEO named executive officers’
average Compensation Actually Paid for the periods indicated:
Year	Additions of Average Fair Value of Current Year Equity Awards at Fiscal Year End ($)	Additions for Average Change in Value of Prior Years’ Awards Unvested at Fiscal Year End ($)	Additions for Average Change in Value of Prior Years’ Awards That Vested in Fiscal Year ($)	Average Equity Value Included in Compensation Actually Paid ($)
2022	3,168,564	1,048,097	652,334	4,868,994
2021	3,351,740	535,079	388,578	4,275,396
2020	4,004,324	2,332,449	153,697	6,490,470

(iv)
All amounts are averaged for each component for each relative year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay for performance philosophy. The financial metrics that the Compensation Committee selects for both our short-term cash incentive plan and our long-term equity incentive program are selected in order to fulfill our pay for performance philosophy and to align the interests of our named executive officers and our shareholders. Our most important financial performance measures for linking executive compensation actually paid to our named executive officers, for the most recently completed fiscal year, to our performance are as follows:
•
Adjusted EBIT

•
Adjusted EBITDA

•
Adjusted ROIC

Adjusted EBIT, adjusted EBITDA and adjusted ROIC are defined in “Compensation Discussion and Analysis—Short-Term Cash Incentive Plan—2022 Teamshare Structure,” “Compensation Discussion and Analysis—Long-Term Equity Incentive Program—2022 Annual Equity Award Structure,” and “Compensation Discussion and Analysis—Long-Term Equity Incentive Program—2020 PSU Awards—Completed 2020-2022 Performance Period,” respectively.

Total Shareholder Return Amount	$ 152.34	135.23	127.8
Peer Group Total Shareholder Return Amount	125.62	153.61	141.39
Net Income (Loss)	$ 2,415,989,000	$ 2,399,232,000	$ 2,655,050,000
Company Selected Measure Amount	3,904,995,000	3,467,561,000	3,630,107,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT
Non-GAAP Measure Description [Text Block]
(6)
Adjusted EBIT is defined in “Compensation Discussion and Analysis—Short-Term Cash Incentive Plan—2022 Teamshare Structure.” While we use several financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted EBIT is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to Company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROIC
Jeffery C. Owen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 12,032,684
PEO Actually Paid Compensation Amount	$ 15,272,360
PEO Name	Jeffery C. Owen
Jeffery C. Owen [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 962,310
Jeffery C. Owen [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,629,223
Jeffery C. Owen [Member] | Non-Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,344,299
Jeffery C. Owen [Member] | Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	96,852
Jeffery C. Owen [Member] | Deductions from Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,629,223
Jeffery C. Owen [Member] | Additions to Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,868,899
Jeffery C. Owen [Member] | Additions of Fair Value of Current Year Equity Awards at Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,142,910
Jeffery C. Owen [Member] | Additions of Change in Value of Prior Years’ Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,682,984
Jeffery C. Owen [Member] | Addition of Change in Value of Prior Years Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,043,005
Todd J. Vasos [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	15,621,406	$ 16,618,873	$ 16,452,823
PEO Actually Paid Compensation Amount	$ 34,630,029	$ 30,774,890	$ 51,714,395
PEO Name	Todd J. Vasos	Todd J. Vasos	Todd J. Vasos
Todd J. Vasos [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,391,720	$ 1,350,052	$ 1,341,718
Todd J. Vasos [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,517,337	10,418,597	8,948,115
Todd J. Vasos [Member] | Non-Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,520,000	4,544,529	6,075,000
Todd J. Vasos [Member] | Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	192,349	305,695	87,990
Todd J. Vasos [Member] | Deductions from Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,517,337	10,418,597	8,948,115
Todd J. Vasos [Member] | Additions to Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,525,960	24,574,614	44,209,687
Todd J. Vasos [Member] | Additions of Fair Value of Current Year Equity Awards at Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,548,895	20,063,063	24,865,308
Todd J. Vasos [Member] | Additions of Change in Value of Prior Years’ Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,315,148	2,900,588	16,856,565
Todd J. Vasos [Member] | Addition of Change in Value of Prior Years Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,661,916	1,610,963	2,487,814
Non-PEO NEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	711,643	718,426	634,595
Non-PEO NEO [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,004,911	1,740,541	1,620,602
Non-PEO NEO [Member] | Non-Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	675,264	1,340,080	1,353,871
Non-PEO NEO [Member] | Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	120,448	92,551	382,757
Non-PEO NEO [Member] | Deductions from Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,004,911	1,740,541	1,620,602
Non-PEO NEO [Member] | Additions to Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,868,994	4,275,396	6,490,470
Non-PEO NEO [Member] | Additions of Fair Value of Current Year Equity Awards at Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,168,564	3,351,740	4,004,324
Non-PEO NEO [Member] | Additions of Change in Value of Prior Years’ Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,048,097	535,079	2,332,449
Non-PEO NEO [Member] | Addition of Change in Value of Prior Years Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 652,334	$ 388,578	$ 153,697